Accrued Pension and Severance Costs (Schedule of Pension Related Adjustments (Before Tax) Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ (9,470)	¥ (10,270)
Prior service benefit	837	1,005
Pension related adjustments (before tax) recognized in accumulated other comprehensive income (loss)	(8,633)	(9,265)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	(11,062)	(4,436)
Pension related adjustments (before tax) recognized in accumulated other comprehensive income (loss)	¥ (11,062)	¥ (4,436)